Subsequent Events (Details) - USD ($)		1 Months Ended			3 Months Ended					6 Months Ended		12 Months Ended
	Sep. 14, 2016	Sep. 30, 2016	Jun. 30, 2016	May 31, 2016	Sep. 30, 2016		Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.01				$ 0.01			$ 0.01				$ 0.01
Cash dividends declared per common share							$ 0.38	$ 0.38	$ 0.34	$ 0.76	$ 0.64
Payments of Ordinary Dividends, Common Stock							$ 34,685,000	$ 35,601,000		$ 70,286,000	$ 61,114,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividends declared per common share					$ 0.38	[1]						$ 1.52
Payments of Ordinary Dividends, Common Stock					$ 41,200,000							$ 152,700,000
Western Refining Logistics, LP [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sold in Public Offering			562,500	3,750,000
Common Units [Member] | Western Refining Logistics, LP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	7,500,000	1,125,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share												$ 0.01
St. Paul Park Logistics Assets [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses					195,000,000
St. Paul Park Logistics Assets [Member] | Common Units [Member] | Western Refining Logistics, LP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					$ 628,224
Western Refining, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash payments to acquire business, per unit													$ 37.30
Western Refining, Inc. [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of shares to acquire business, per unit													$ 0.4350

[1]	(1) The third quarter 2016 cash dividend of $0.38 per common share will result in an estimated aggregate payment of $41.2 million.